Financial Instruments And Risks - Summary of Macroeconomic Assumptions Used To Estimate Expected Credit Losses (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Percentage Increase Decrease In Gross Domestic Product	3.80%	5.00%
Percentage Increase Decrease In Consumer Price Index	2.00%	2.30%
Percentage Increase Decrease In Money Supply Measure	7.30%	8.10%
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Percentage Increase Decrease In Gross Domestic Product	5.50%	6.20%
Percentage Increase Decrease In Consumer Price Index	2.40%	2.60%
Percentage Increase Decrease In Money Supply Measure	8.60%	9.10%